TRADE AND OTHER PAYABLES: AMOUNTS FALLING DUE WITHIN ONE YEAR - Summary of Trade and Other Payables, Amounts Falling Due within One Year (Details) - GBP (£) £ in Millions		Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables		£ 10,067	£ 10,637
Deferred income and customer advances		955	1,160
Contingent consideration liabilities		46	57
Deferred consideration liabilities		45	10
Liabilities in respect of put option agreements with vendors		24	1
Fair value of derivatives		4	32
Other payables and accruals		2,268	2,319
Total	[1]	£ 13,409	£ 14,216

[1]	Deferred income and customer advances, that was previously presented separately, is included within Trade and other payables